Property, Plant and Equipment (Details)	3 Months Ended
Mar. 31, 2022 GBP (£)
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	£ 0
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Additions	6,810,000
Cost | Assets Under Construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	3,903,000
Reclassification of assets	1,180,000
Cost | Computer Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Additions	238,000
Cost | Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Additions	172,000
Cost | Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Additions	2,497,000
Reclassification of assets	1,180,000
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge	£ 594,000